Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts
Allowance for advances to suppliers
Allowance for prepayments, deposits and other amount
Advance from customers	1,532,624	2,123,540
Company received government subsidies			$ 43,616
Diluted ordinary shares (in Shares)	55
Cash and cash equivalents	$ 74,304,547	$ 71,240,361
Deposit [Member]
Significant Accounting Policies [Line Items]
Allowance for prepayments, deposits and other amount